RULE 497

Commission File No. 002-85378

Commission File No. 811-03462

MEEDER FUNDS TRUST

INSTITUTIONAL, ADVISER AND RETAIL SHARES

MUIRFIELD FUND
SPECTRUM FUND
GLOBAL ALLOCATION FUND
BALANCED FUND
MODERATE ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND
DYNAMIC ALLOCATION FUND
QUANTEX FUND
TACTICAL INCOME FUND

(the “Funds”)

Supplement dated August 15, 2022

to the Prospectus dated April 29, 2022

Effective August 15, 2022, the Prospectus is hereby supplemented and revised as follows:

The Portfolio Management Investment Team for each of the foregoing Funds is amended to remove Yuntaek Pae as a Portfolio Manager for the Funds and all other references to Mr. Pae in the Prospectus are hereby deleted.

Please retain this Supplement for your reference.